Earnings (Loss) Per Share	12 Months Ended
Mar. 31, 2014
Notes to Financial Statements
Earnings (Loss) Per Share

16 - EARNINGS (LOSS) PER SHARE

For the purposes of the earnings (loss) per share computation, the weighted average number of common shares outstanding has been used.

The following securities are considered "in the money" and could potentially dilute the basic earnings per share in the future but have not been included in diluted earnings per share because their effect was antidilutive:

	March 31, 2014	March 31, 2013	March 31, 2012

Stock options	16,002,457	7,893,019	2,910,843

Total options outstanding at March 31, 2014, 2013 and 2012 were 21,584,558, 26,134,485, and 26,037,985 respectively.